Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Cash and cash equivalents	(in thousands of Russian Roubles)

	December 31, 2019	December 31, 2018
Petty cash	860	165
Bank balances	2,012,424	2,788,772
Call deposits	75,931	72,173

Total cash and cash equivalents	2,089,215	2,861,110